Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 4.4%
974		Cable One, Inc.	$683,748	0.1
4,664		Electronic Arts, Inc.	561,779	0.1
2,230	(1)	Liberty Broadband Corp. - Series A	183,127	0.0
15,254	(1)	Liberty Broadband Corp. - Series C	1,246,252	0.1
647	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	43,672	0.0
6,184	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	462,749	0.0
5,740	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	161,237	0.0
11,837	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	331,318	0.0
21,454	(1)	Live Nation Entertainment, Inc.	1,501,780	0.2
2,573		Madison Square Garden Sports Corp.	501,349	0.1
71,859	(1)	Match Group, Inc.	2,758,667	0.3
907		Nexstar Media Group, Inc.	156,603	0.0
34,489	(1)	Pinterest, Inc.	940,515	0.1
22,776	(1)	Playtika Holding Corp.	256,458	0.0
123,115	(1)	ROBLOX Corp.	5,537,713	0.6
9,481	(1)	Roku, Inc.	624,039	0.1
38,522	(1)	Spotify Technology SA	5,147,310	0.5
37,661	(1)	Take-Two Interactive Software, Inc.	4,492,957	0.5
120,767	(1)	Trade Desk, Inc./The	7,355,918	0.7
2,276	(1)	TripAdvisor, Inc.	45,201	0.0
476,547	(1)	Warner Bros Discovery, Inc.	7,195,860	0.7
11,842	(2)	World Wrestling Entertainment, Inc.	1,080,701	0.1
75,626	(1)	ZoomInfo Technologies, Inc.	1,868,718	0.2
			43,137,671	4.4

		Consumer Discretionary: 15.0%
1,287		Advance Auto Parts, Inc.	156,512	0.0
18,675	(1)	Aptiv PLC	2,095,148	0.2
4,684	(1)	Autozone, Inc.	11,513,975	1.2
17,029		Best Buy Co., Inc.	1,332,860	0.1
4,462	(1)	Bright Horizons Family Solutions, Inc.	343,529	0.0
3,459		Brunswick Corp.	283,638	0.0
16,743	(1)	Burlington Stores, Inc.	3,383,760	0.4
38,725	(1)	Caesars Entertainment, Inc.	1,890,167	0.2
5,039	(1)	Carmax, Inc.	323,907	0.0
28,697	(1),(2)	Carvana Co.	280,944	0.0
7,565	(1)	Chipotle Mexican Grill, Inc.	12,923,214	1.3
8,849		Choice Hotels International, Inc.	1,037,014	0.1
9,815		Churchill Downs, Inc.	2,522,946	0.3
45,501		D.R. Horton, Inc.	4,444,993	0.5
24,592		Darden Restaurants, Inc.	3,815,695	0.4
6,398	(1)	Deckers Outdoor Corp.	2,876,221	0.3
7,095		Domino's Pizza, Inc.	2,340,428	0.2
60,861	(1)	DoorDash, Inc.	3,868,325	0.4
97,371	(1)	DraftKings, Inc.	1,885,103	0.2
19,426		eBay, Inc.	861,932	0.1
34,403	(1)	Etsy, Inc.	3,830,086	0.4
40,584	(1)	Expedia Group, Inc.	3,937,865	0.4
15,016	(1)	Five Below, Inc.	3,092,845	0.3
28,399	(1),(2)	Floor & Decor Holdings, Inc.	2,789,350	0.3
3,095		Genuine Parts Co.	517,824	0.1
34,579		H&R Block, Inc.	1,218,910	0.1
52,228		Hilton Worldwide Holdings, Inc.	7,357,358	0.8
33,951	(1)	Las Vegas Sands Corp.	1,950,485	0.2
42,937	(1)	Leslie's, Inc.	472,736	0.1
150,062	(1),(2)	Lucid Group, Inc.	1,206,498	0.1
30,739	(1)	Lululemon Athletica, Inc.	11,194,836	1.1
46,616	(1)	Mattel, Inc.	858,201	0.1
15,867	(1),(2)	Mister Car Wash, Inc.	136,774	0.0
26,317	(2)	Nordstrom, Inc.	428,178	0.0
8,515	(1),(2)	Norwegian Cruise Line Holdings Ltd.	114,527	0.0
580	(1)	NVR, Inc.	3,231,870	0.3
875	(1)	Ollie's Bargain Outlet Holdings, Inc.	50,697	0.0
6,963	(1)	O'Reilly Automotive, Inc.	5,911,448	0.6
16,923	(1)	Planet Fitness, Inc.	1,314,409	0.1
11,221		Polaris, Inc.	1,241,379	0.1
10,468		Pool Corp.	3,584,662	0.4
24,386		Pulte Group, Inc.	1,421,216	0.1
1,870	(1)	RH	455,438	0.1
39,785		Ross Stores, Inc.	4,222,382	0.4
10,225	(1)	Six Flags Entertainment Corp.	273,110	0.0
5,558	(1)	Skechers USA, Inc.	264,116	0.0
8,773		Tapestry, Inc.	378,204	0.0
15,712		Toll Brothers, Inc.	943,191	0.1
7,406	(1)	TopBuild Corp.	1,541,485	0.2
30,389		Tractor Supply Co.	7,142,631	0.7
15,776		Travel + Leisure Co.	618,419	0.1
13,870	(1)	Ulta Beauty, Inc.	7,568,443	0.8
10,470		Vail Resorts, Inc.	2,446,630	0.3
15,957	(1)	Victoria's Secret & Co.	544,932	0.1
13,778	(1),(2)	Wayfair, Inc.	473,136	0.1
46,919		Wendy's Company	1,021,896	0.1
14,420		Williams-Sonoma, Inc.	1,754,337	0.2
16,574		Wyndham Hotels & Resorts, Inc.	1,124,546	0.1
3,613	(1)	Wynn Resorts Ltd.	404,331	0.0
23,729	(1)	YETI Holdings, Inc.	949,160	0.1
8,925		Yum! Brands, Inc.	1,178,814	0.1
			147,347,666	15.0

		Consumer Staples: 3.3%
23,263	(1)	BJ's Wholesale Club Holdings, Inc.	1,769,616	0.2
2,466	(1)	Boston Beer Co., Inc.	810,574	0.1
7,358		Brown-Forman Corp. - Class A	479,668	0.0
29,696		Brown-Forman Corp. - Class B	1,908,562	0.2
30,270		Church & Dwight Co., Inc.	2,676,171	0.3
28,113		Clorox Co.	4,448,601	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
3,037	(1)	Darling Ingredients, Inc.	$177,361	0.0
17,813	(1)	Dollar Tree, Inc.	2,557,056	0.3
6,991	(1)	Freshpet, Inc.	462,734	0.0
1,796	(1)	Grocery Outlet Holding Corp.	50,755	0.0
34,829		Hershey Co.	8,860,846	0.9
38,449		Kellogg Co.	2,574,545	0.3
39,659		Lamb Weston Holdings, Inc.	4,145,159	0.4
34,194	(1)	Olaplex Holdings, Inc.	146,008	0.0
12,929	(1)	Performance Food Group Co.	780,136	0.1
6,672	(1)	Pilgrim's Pride Corp.	154,657	0.0
			32,002,449	3.3

		Energy: 4.2%
50,795	(1)	Antero Resources Corp.	1,172,857	0.1
39,391		Cheniere Energy, Inc.	6,208,022	0.6
35,203		Coterra Energy, Inc.	863,882	0.1
87,539		Devon Energy Corp.	4,430,349	0.5
28,136		Diamondback Energy, Inc.	3,803,143	0.4
8,421	(2)	Enviva, Inc.	243,198	0.0
112,016		Halliburton Co.	3,544,186	0.4
60,682		Hess Corp.	8,030,656	0.8
15,159		New Fortress Energy, Inc.	446,129	0.0
13,824		Oneok, Inc.	878,377	0.1
48,085		Ovintiv, Inc.	1,734,907	0.2
12,951		PDC Energy, Inc.	831,195	0.1
42,763		Range Resources Corp.	1,131,937	0.1
21,494	(1)	Southwestern Energy Co.	107,470	0.0
62,174		Targa Resources Corp.	4,535,593	0.5
1,575		Texas Pacific Land Corp.	2,679,106	0.3
			40,641,007	4.2

		Financials: 6.7%
18,470		Ameriprise Financial, Inc.	5,661,055	0.6
101,410		Apollo Global Management, Inc.	6,405,056	0.7
31,676	(1)	Arch Capital Group Ltd.	2,149,850	0.2
42,200		Ares Management Corp.	3,521,168	0.4
6,528		Arthur J. Gallagher & Co.	1,248,872	0.1
893		Assurant, Inc.	107,222	0.0
116,086		Blue Owl Capital, Inc.	1,286,233	0.1
4,944		Brown & Brown, Inc.	283,884	0.0
180	(1)	Credit Acceptance Corp.	78,487	0.0
5,104		Erie Indemnity Co.	1,182,393	0.1
9,770	(1)	Euronet Worldwide, Inc.	1,093,263	0.1
3,309		Everest Re Group Ltd.	1,184,688	0.1
10,443		Factset Research Systems, Inc.	4,334,785	0.5
746		First Citizens BancShares, Inc.	725,933	0.1
19,757	(1)	FleetCor Technologies, Inc.	4,165,763	0.4
19,970		Jack Henry & Associates, Inc.	3,009,878	0.3
9,663		Lincoln National Corp.	217,128	0.0
21,905		LPL Financial Holdings, Inc.	4,433,572	0.5
833	(1)	Markel Corp.	1,064,083	0.1
10,220		MarketAxess Holdings, Inc.	3,998,984	0.4
6,198		Morningstar, Inc.	1,258,380	0.1
16,103		MSCI, Inc. - Class A	9,012,688	0.9
4,298		Raymond James Financial, Inc.	400,874	0.1
6,479		RenaissanceRe Holdings Ltd.	1,298,003	0.1
17,447	(1),(2)	Rocket Cos, Inc.	158,070	0.0
22,627	(1)	Ryan Specialty Holdings, Inc.	910,510	0.1
13,886	(1)	Shift4 Payments, Inc.	1,052,559	0.1
70,147	(1)	Toast, Inc.	1,245,109	0.1
18,725		Tradeweb Markets, Inc.	1,479,649	0.2
3,706	(1),(2)	Upstart Holdings, Inc.	58,888	0.0
23,160	(2)	UWM Holdings Corp.	113,716	0.0
17,803		Western Alliance Bancorp.	632,719	0.1
34,418		Western Union Co.	383,761	0.0
8,669	(1)	WEX, Inc.	1,594,142	0.2
			65,751,365	6.7

		Health Care: 17.0%
22,686	(1)	10X Genomics, Inc.	1,265,652	0.1
73,112		Agilent Technologies, Inc.	10,114,314	1.0
48,584	(1),(2)	agilon health, Inc.	1,153,870	0.1
16,194	(1)	Align Technology, Inc.	5,411,063	0.6
33,826	(1)	Alnylam Pharmaceuticals, Inc.	6,776,024	0.7
44,872		AmerisourceBergen Corp.	7,184,456	0.7
155,894	(1)	Avantor, Inc.	3,295,599	0.3
42,809		Bio-Techne Corp.	3,176,000	0.3
29,498		Bruker Corp.	2,325,622	0.2
15,706	(1)	Catalent, Inc.	1,032,041	0.1
20,657	(1)	Certara, Inc.	498,040	0.1
12,944	(1)	Charles River Laboratories International, Inc.	2,612,358	0.3
1,431		Chemed Corp.	769,520	0.1
15,303	(1)	DaVita, Inc.	1,241,226	0.1
4,803	(1)	Definitive Healthcare Corp.	49,615	0.0
106,079	(1)	DexCom, Inc.	12,324,258	1.3
14,331	(1)	Doximity, Inc.	464,038	0.1
8,706	(1)	Exact Sciences Corp.	590,354	0.1
76,210	(1)	Exelixis, Inc.	1,479,236	0.2
1,408	(1)	Globus Medical, Inc.	79,749	0.0
26,812	(1)	Guardant Health, Inc.	628,473	0.1
56,652	(1)	Horizon Therapeutics Plc	6,182,999	0.6
1,032	(1)	ICU Medical, Inc.	170,239	0.0
22,622	(1)	Idexx Laboratories, Inc.	11,312,810	1.2
43,438	(1)	Incyte Corp., Ltd.	3,139,264	0.3
18,943	(1)	Insulet Corp.	6,042,059	0.6
35,711	(1)	Ionis Pharmaceuticals, Inc.	1,276,311	0.1
51,060	(1)	IQVIA Holdings, Inc.	10,155,324	1.0
30,211	(1)	Maravai LifeSciences Holdings, Inc.	423,256	0.0
9,985	(1)	Masimo Corp.	1,842,632	0.2
6,053	(1)	Mettler Toledo International, Inc.	9,262,361	0.9
12,232	(1)	Molina Healthcare, Inc.	3,271,938	0.3
24,964	(1)	Natera, Inc.	1,386,001	0.1
26,354	(1)	Neurocrine Biosciences, Inc.	2,667,552	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
23,623	(1),(2)	Novavax, Inc.	$163,708	0.0
28,426	(1)	Novocure Ltd.	1,709,540	0.2
9,812	(1)	Penumbra, Inc.	2,734,506	0.3
10,834	(1)	Repligen Corp.	1,824,012	0.2
39,763		Resmed, Inc.	8,707,700	0.9
23,152	(1)	Sarepta Therapeutics, Inc.	3,191,040	0.3
37,411	(1)	Seagen, Inc.	7,574,605	0.8
27,191	(1)	Sotera Health Co.	486,991	0.1
4,933	(1)	Syneos Health, Inc.	175,714	0.0
16,414	(1)	Tandem Diabetes Care, Inc.	666,573	0.1
4,241	(1)	Teladoc Health, Inc.	109,842	0.0
14,312	(1)	Ultragenyx Pharmaceutical, Inc.	573,911	0.1
38,348	(1)	Veeva Systems, Inc.	7,047,979	0.7
16,254	(1)	Waters Corp.	5,032,726	0.5
20,378		West Pharmaceutical Services, Inc.	7,060,366	0.7
			166,663,467	17.0

		Industrials: 17.7%
17,135		Advanced Drainage Systems, Inc.	1,442,938	0.1
2,210		AECOM	186,347	0.0
2,254		AGCO Corp.	304,741	0.0
19,096		Allegion Public Ltd.	2,038,116	0.2
20,046		Allison Transmission Holdings, Inc.	906,881	0.1
8,295		AO Smith Corp.	573,599	0.1
7,203		Armstrong World Industries, Inc.	513,142	0.1
14,386	(1)	Axon Enterprise, Inc.	3,234,692	0.3
36,120		Booz Allen Hamilton Holding Corp.	3,347,963	0.3
29,154		Broadridge Financial Solutions, Inc. ADR	4,273,102	0.4
9,796		BWX Technologies, Inc.	617,540	0.1
11,928		Carlisle Cos., Inc.	2,696,563	0.3
8,590		CH Robinson Worldwide, Inc.	853,588	0.1
69,634	(1),(2)	ChargePoint Holdings, Inc.	729,068	0.1
22,230		Cintas Corp.	10,285,376	1.0
117,306	(1)	Copart, Inc.	8,822,584	0.9
6,902	(1),(2)	Core & Main, Inc.	159,436	0.0
15,873	(1)	CoStar Group, Inc.	1,092,856	0.1
176,160	(1)	Delta Air Lines, Inc.	6,151,507	0.6
5,615		Donaldson Co., Inc.	366,884	0.0
992	(1)	Driven Brands Holdings, Inc.	30,068	0.0
16,724		Equifax, Inc.	3,392,296	0.3
13,489		Expeditors International Washington, Inc.	1,485,409	0.2
158,423		Fastenal Co.	8,545,337	0.9
12,132		Fortune Brands Innovations, Inc.	712,512	0.1
3,894	(1)	FTI Consulting, Inc.	768,481	0.1
17,141	(1)	Generac Holdings, Inc.	1,851,399	0.2
25,923		Genpact Ltd.	1,198,161	0.1
31,679		Graco, Inc.	2,312,884	0.2
3,168	(1)	GXO Logistics, Inc.	159,857	0.0
20,353		Heico Corp. - Class A - HEI.A	2,765,973	0.3
11,590		Heico Corp. - HEI	1,982,354	0.2
10,007		Howmet Aerospace, Inc.	423,997	0.0
2,382		Huntington Ingalls Industries, Inc.	493,122	0.1
3,721		IDEX Corp.	859,663	0.1
20,207		JB Hunt Transport Services, Inc.	3,545,520	0.4
24,296		KBR, Inc.	1,337,495	0.1
8,743		Landstar System, Inc.	1,567,270	0.2
15,414		Lincoln Electric Holdings, Inc.	2,606,507	0.3
71,758	(1)	Lyft, Inc.	665,197	0.1
3,223		Masco Corp.	160,248	0.0
12,132	(1)	Masterbrand, Inc.	97,541	0.0
1,015	(1)	Middleby Corp.	148,809	0.0
3,920		MSA Safety, Inc.	523,320	0.1
3,682		Nordson Corp.	818,361	0.1
27,336		Old Dominion Freight Line	9,317,202	1.0
13,999		Otis Worldwide Corp.	1,181,516	0.1
7,996		Parker Hannifin Corp.	2,687,536	0.3
88,780		Paychex, Inc.	10,173,300	1.0
71,025	(1),(2)	Plug Power, Inc.	832,413	0.1
21,379		Quanta Services, Inc.	3,562,597	0.4
3,632		Republic Services, Inc.	491,119	0.1
16,032		Ritchie Bros Auctioneers, Inc.	902,441	0.1
25,648		Robert Half International, Inc.	2,066,459	0.2
21,338		Rockwell Automation, Inc.	6,261,636	0.6
59,030		Rollins, Inc.	2,215,396	0.2
2,375	(1)	RXO, Inc.	46,645	0.0
7,442	(1)	SiteOne Landscape Supply, Inc.	1,018,587	0.1
27,246		Spirit Aerosystems Holdings, Inc.	940,804	0.1
5,946		Tetra Tech, Inc.	873,527	0.1
28,712		Toro Co.	3,191,626	0.3
36,744		Trane Technologies PLC	6,760,161	0.7
5,469		TransDigm Group, Inc.	4,030,926	0.4
38,816		TransUnion	2,412,026	0.2
30,309	(1)	Trex Co., Inc.	1,475,139	0.2
8,821		United Rentals, Inc.	3,490,999	0.4
803		Valmont Industries, Inc.	256,382	0.0
42,749		Verisk Analytics, Inc.	8,201,823	0.8
13,196		Vertiv Holdings Co.	188,835	0.0
4,795		Watsco, Inc.	1,525,577	0.2
6,484		Wesco International, Inc.	1,002,037	0.1
29,770	(1)	WillScot Mobile Mini Holdings Corp.	1,395,618	0.1
12,400		WW Grainger, Inc.	8,541,244	0.9
2,140	(1)	XPO, Inc.	68,266	0.0
6,901		Xylem, Inc.	722,535	0.1
			172,883,076	17.7

		Information Technology: 25.9%
18,235	(1)	Allegro MicroSystems, Inc.	875,098	0.1
16,519	(1)	Alteryx, Inc.	971,978	0.1
121,536		Amphenol Corp.	9,931,922	1.0
12,614	(1)	ANSYS, Inc.	4,197,939	0.4
60,210	(1)	AppLovin Corp.	948,307	0.1
67,721	(1)	Arista Networks, Inc.	11,367,647	1.2
799	(1)	Arrow Electronics, Inc.	99,771	0.0
7,417	(1)	Aspen Technology, Inc.	1,697,529	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
46,387		Bentley Systems, Inc.	$1,994,177	0.2
3,954	(1)	Black Knight, Inc.	227,592	0.0
75,093	(1)	Cadence Design Systems, Inc.	15,776,288	1.6
18,241	(1)	CCC Intelligent Solutions Holdings, Inc.	163,622	0.0
37,208		CDW Corp.	7,251,467	0.7
7,154	(1)	Ceridian HCM Holding, Inc.	523,816	0.1
77,823	(1)	Cloudflare, Inc.	4,798,566	0.5
44,509		Cognex Corp.	2,205,421	0.2
5,158	(1)	Coherent Corp.	196,417	0.0
34,172	(1)	Confluent, Inc.	822,520	0.1
11,947		Corning, Inc.	421,490	0.0
59,282	(1)	Crowdstrike Holdings, Inc.	8,137,047	0.8
73,063	(1)	Datadog, Inc.	5,308,758	0.5
9,946		Dell Technologies, Inc.	399,929	0.0
54,359	(1)	DocuSign, Inc.	3,169,130	0.3
20,547	(1)	DoubleVerify Holdings, Inc.	619,492	0.1
68,788	(1)	Dropbox, Inc.	1,487,197	0.2
59,546	(1)	Dynatrace, Inc.	2,518,796	0.3
21,290	(1)	Elastic NV	1,232,691	0.1
36,020	(1)	Enphase Energy, Inc.	7,574,286	0.8
40,836		Entegris, Inc.	3,348,960	0.3
15,104	(1)	EPAM Systems, Inc.	4,516,096	0.5
6,681	(1)	Fair Isaac Corp.	4,694,672	0.5
19,262	(1)	Five9, Inc.	1,392,450	0.1
177,599	(1)	Fortinet, Inc.	11,803,229	1.2
21,121	(1)	Gartner, Inc.	6,880,588	0.7
54,070		Gen Digital, Inc.	927,841	0.1
4,222	(1)	GLOBALFOUNDRIES, Inc.	304,744	0.0
11,200	(1)	Globant SA	1,836,912	0.2
5,941	(1)	GoDaddy, Inc.	461,734	0.0
124,141		HP, Inc.	3,643,538	0.4
12,742	(1)	HubSpot, Inc.	5,463,132	0.6
1,742	(1),(2)	Informatica, Inc.	28,569	0.0
29,212		Jabil, Inc.	2,575,330	0.3
15,618	(1)	Jamf Holding Corp.	303,302	0.0
45,675	(1)	Keysight Technologies, Inc.	7,375,599	0.8
37,336	(1)	Lattice Semiconductor Corp.	3,565,588	0.4
10,533	(1)	Manhattan Associates, Inc.	1,631,035	0.2
125,111		Microchip Technology, Inc.	10,481,800	1.1
18,247	(1)	MongoDB, Inc.	4,253,741	0.4
12,617		Monolithic Power Systems, Inc.	6,315,313	0.6
4,677		National Instruments Corp.	245,122	0.0
3,793	(1)	nCino, Inc.	93,990	0.0
1,818	(1)	NCR Corp.	42,887	0.0
59,797		NetApp, Inc.	3,818,038	0.4
14,659	(1)	New Relic, Inc.	1,103,676	0.1
32,919	(1)	Nutanix, Inc.	855,565	0.1
5,661	(1)	Okta, Inc.	488,205	0.0
74,507	(1)	ON Semiconductor Corp.	6,133,416	0.6
506,236	(1)	Palantir Technologies, Inc.	4,277,694	0.4
14,087	(1)	Paycom Software, Inc.	4,282,589	0.4
11,052	(1)	Paylocity Holding Corp.	2,196,917	0.2
11,373		Pegasystems, Inc.	551,363	0.1
14,086	(1)	Procore Technologies, Inc.	882,206	0.1
29,302	(1)	PTC, Inc.	3,757,395	0.4
78,474	(1)	Pure Storage, Inc. - Class A	2,001,872	0.2
23,442	(1)	RingCentral, Inc.	718,966	0.1
36,934	(1)	SentinelOne, Inc.	604,240	0.1
34,980	(1)	Smartsheet, Inc.	1,672,044	0.2
44,775	(1)	Splunk, Inc.	4,293,027	0.4
41,967	(1)	Synopsys, Inc.	16,209,754	1.7
15,260	(1)	Teradata Corp.	614,673	0.1
39,087		Teradyne, Inc.	4,202,243	0.4
23,776	(1)	Thoughtworks Holding, Inc.	174,991	0.0
18,117	(1)	Twilio, Inc.	1,207,136	0.1
9,885	(1)	Tyler Technologies, Inc.	3,505,616	0.4
330		Ubiquiti, Inc.	89,658	0.0
9,541	(1)	UiPath, Inc.	167,540	0.0
43,720	(1)	Unity Software, Inc.	1,418,277	0.1
11,951		Universal Display Corp.	1,853,959	0.2
2,732	(1)	VeriSign, Inc.	577,354	0.1
27,059		Vontier Corp.	739,793	0.1
11,800	(1)	Wix.com Ltd.	1,177,640	0.1
5,822	(1)	Zebra Technologies Corp.	1,851,396	0.2
34,080	(1)	Zoom Video Communications, Inc.	2,516,467	0.3
23,222	(1)	Zscaler, Inc.	2,713,026	0.3
			253,761,801	25.9

		Materials: 3.5%
16,588		Albemarle Corp.	3,666,612	0.4
13,416		Ardagh Metal Packaging SA	54,737	0.0
13,778		Avery Dennison Corp.	2,465,298	0.2
14,761	(1)	Axalta Coating Systems Ltd.	447,111	0.0
33,775		Ball Corp.	1,861,340	0.2
16,149		Berry Global Group, Inc.	951,176	0.1
53,878		CF Industries Holdings, Inc.	3,905,616	0.4
24,435		Chemours Co.	731,584	0.1
27,900		Crown Holdings, Inc.	2,307,609	0.2
8,166		Eagle Materials, Inc.	1,198,360	0.1
11,853		FMC Corp.	1,447,607	0.1
45,648	(1)	Ginkgo Bioworks Holdings, Inc.	60,712	0.0
64,874		Graphic Packaging Holding Co.	1,653,638	0.2
1,896		Louisiana-Pacific Corp.	102,782	0.0
1,506		Martin Marietta Materials, Inc.	534,720	0.1
11,510		Mosaic Co.	528,079	0.1
24,963	(1)	MP Materials Corp.	703,707	0.1
34,437		PPG Industries, Inc.	4,600,094	0.5
1,172		Royal Gold, Inc.	152,020	0.0
1,791		RPM International, Inc.	156,247	0.0
3,797		Scotts Miracle-Gro Co.	264,803	0.0
40,103		Sealed Air Corp.	1,841,129	0.2
47,253		Valvoline, Inc.	1,651,020	0.2
17,779		Vulcan Materials Co.	3,050,165	0.3
			34,336,166	3.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.9%
3,336	Apartment Income REIT Corp.	$119,462	0.0
2,396	Camden Property Trust	251,197	0.1
42,332	(1) CBRE Group, Inc.	3,082,193	0.3
29,955	Equity Lifestyle Properties, Inc.	2,010,879	0.2
4,339	Extra Space Storage, Inc.	706,953	0.1
59,493	Iron Mountain, Inc.	3,147,775	0.3
20,935	Lamar Advertising Co.	2,091,197	0.2
35,362	(1) Opendoor Technologies, Inc.	62,237	0.0
6,691	SBA Communications Corp.	1,746,819	0.2
43,546	Simon Property Group, Inc.	4,875,846	0.5
945	(1) Zillow Group, Inc. - Class A	41,297	0.0
2,649	(1) Zillow Group, Inc. - Class C	117,801	0.0
		18,253,656	1.9

	Utilities: 0.2%
33,046	AES Corp.	795,748	0.1
1,953	National Fuel Gas Co.	112,766	0.0
62,372	Vistra Corp.	1,496,928	0.1
		2,405,442	0.2

	Total Common Stock
	(Cost $878,251,848)	977,183,766	99.8

EXCHANGE-TRADED FUNDS: 0.1%
12,353	iShares Russell Mid-Cap Growth ETF	1,124,741	0.1

	Total Exchange-Traded Funds
	(Cost $1,102,537)	1,124,741	0.1

	Total Long-Term Investments
	(Cost $879,354,385)	978,308,507	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 1.0%
2,273,397	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,274,298, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $2,318,865, due 11/01/49-02/01/51)	2,273,397	0.2
417,234	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $417,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $425,579, due 12/26/24-03/20/53)	417,234	0.1
2,273,397	(3)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $2,274,294, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,318,865, due 06/15/24-02/15/53)	2,273,397	0.3
2,273,397	(3)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,274,314, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,318,879, due 04/14/23-03/21/28)	2,273,397	0.2
2,273,397	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,274,298, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,318,865, due 04/06/23-02/20/53)	2,273,397	0.2

	Total Repurchase Agreements
	(Cost $9,510,822)		9,510,822	1.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
1,436,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $1,436,000)	$1,436,000	0.1

	Total Short-Term Investments
	(Cost $10,946,822)	10,946,822	1.1

	Total Investments in Securities (Cost $890,301,207)	$989,255,329	101.0
	Liabilities in Excess of Other Assets	(9,702,603)	(1.0)
	Net Assets	$979,552,726	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$977,183,766	$–	$–	$977,183,766
Exchange-Traded Funds	1,124,741	–	–	1,124,741
Short-Term Investments	1,436,000	9,510,822	–	10,946,822
Total Investments, at fair value	$979,744,507	$9,510,822	$–	$989,255,329
Other Financial Instruments+
Futures	666	–	–	666
Total Assets	$979,745,173	$9,510,822	$–	$989,255,995

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	10	06/16/23	$2,529,700	$666
			$2,529,700	$666

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $903,294,003.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$218,523,090
Gross Unrealized Depreciation	(132,561,098)
Net Unrealized Appreciation	$85,961,992